Quarterly Holdings Report
for

Fidelity® SAI Low Duration Income Fund

May 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

LDI-QTLY-0721
1.9899560.100

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$15,000,000	$15,012,750
0.583% 3/1/24 (a)	3,719,000	3,724,412
Verizon Communications, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 3/22/24 (b)(c)	6,019,000	6,061,314
		24,798,476
Entertainment - 0.2%
The Walt Disney Co.:
3 month U.S. LIBOR + 0.250% 0.4405% 9/1/21 (b)(c)	4,252,000	4,254,145
3% 9/15/22	4,000,000	4,143,522
		8,397,667
Media - 0.6%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5734% 3/4/22 (b)(c)	21,838,000	21,892,570
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	15,051,000	15,099,961

TOTAL COMMUNICATION SERVICES		70,188,674

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (b)(c)	6,998,000	7,001,542
0.4% 10/21/22	6,541,000	6,551,948
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.500% 0.6603% 8/13/21 (a)(b)(c)	6,473,000	6,479,693
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.530% 0.54% 4/1/24 (a)(b)(c)	13,993,000	14,088,852
3.8% 4/6/23 (a)	2,000,000	2,123,319
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8464% 11/5/21 (a)(b)(c)	792,000	794,107
3 month U.S. LIBOR + 0.840% 1.0156% 5/4/23 (a)(b)(c)	11,390,000	11,514,852
3 month U.S. LIBOR + 0.900% 1.0559% 2/15/22 (a)(b)(c)	18,837,000	18,933,242
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.760% 0.77% 3/8/24 (b)(c)	9,606,000	9,676,220
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	8,000,000	8,149,520
3.25% 1/5/23	3,000,000	3,120,908
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	15,450,000	15,524,317
2.5% 9/24/21 (a)	5,488,000	5,526,814
2.9% 5/13/22 (a)	3,000,000	3,071,849
		112,557,183
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	14,336,000	14,561,082

TOTAL CONSUMER DISCRETIONARY		127,118,265

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	11,521,150
Food & Staples Retailing - 0.6%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.612% 8/10/22 (a)(b)(c)	10,713,000	10,722,106
0.625% 2/10/23 (a)	1,550,000	1,551,793
0.8% 2/10/24(a)	4,898,000	4,893,463
Walmart, Inc. 3.125% 6/23/21	6,221,000	6,231,941
		23,399,303

TOTAL CONSUMER STAPLES		34,920,453

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.0599% 5/11/23 (b)(c)	15,141,000	15,398,607
Enbridge, Inc.:
3 month U.S. LIBOR + 0.500% 0.6551% 2/18/22 (b)(c)	5,800,000	5,815,943
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	8,247,000	8,257,134
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.4859% 8/16/22 (b)(c)	16,722,000	16,784,206
Marathon Petroleum Corp. 4.5% 5/1/23	10,000,000	10,706,376
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.7759% 2/15/24 (b)(c)	13,500,000	13,520,534
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	2,872,000	2,864,880
		73,347,680
FINANCIALS - 41.7%
Banks - 23.1%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.570% 0.7085% 8/27/21 (a)(b)(c)	13,417,000	13,433,537
Bank of America Corp.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.690% 0.7% 4/22/25 (b)(c)	15,950,000	16,083,719
0.81% 10/24/24 (b)	10,000,000	10,056,488
2.816% 7/21/23 (b)	5,555,000	5,709,096
2.881% 4/24/23 (b)	29,130,000	29,800,031
3.004% 12/20/23 (b)	25,300,000	26,324,841
3.124% 1/20/23 (b)	12,972,000	13,205,894
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.5825% 9/10/21 (b)(c)	12,584,000	12,598,248
3 month U.S. LIBOR + 0.570% 0.7651% 3/26/22 (b)(c)	13,951,000	14,013,671
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.270% 0.28% 4/14/23 (b)(c)	12,000,000	12,004,560
Bank of Nova Scotia:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.440% 0.455% 4/15/24 (b)(c)	15,000,000	15,033,613
1.95% 2/1/23	10,000,000	10,276,340
Banque Federative du Credit Mutuel SA 1.96% 7/21/21 (a)	15,640,000	15,677,869
Barclays Bank PLC 1.7% 5/12/22	1,768,000	1,791,085
Barclays PLC:
3 month U.S. LIBOR + 1.430% 1.5859% 2/15/23 (b)(c)	17,800,000	17,938,089
3.684% 1/10/23	6,900,000	7,035,843
4.61% 2/15/23 (b)	23,706,000	24,401,422
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.5599% 8/7/21 (a)(b)(c)	14,768,000	14,779,428
3.5% 3/1/23 (a)	10,500,000	11,057,078
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4858% 1/14/22 (a)(b)(c)	14,548,000	14,566,846
3 month U.S. LIBOR + 1.240% 1.4241% 9/12/23 (a)(b)(c)	4,800,000	4,897,887
Capital One Bank NA 2.014% 1/27/23 (b)	20,345,000	20,559,652
Capital One NA 2.25% 9/13/21	3,156,000	3,168,616
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.6205% 9/1/23 (b)(c)	4,750,000	4,821,440
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.870% 0.88% 11/4/22 (b)(c)	14,386,000	14,423,989
2.312% 11/4/22 (b)	4,669,000	4,709,653
3.142% 1/24/23 (b)	5,000,000	5,090,288
Credit Agricole SA 3.75% 4/24/23 (a)	9,600,000	10,217,512
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,000,000	7,301,264
Federation des caisses Desjardin U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.44% 5/21/24 (a)(b)(c)	12,811,000	12,833,932
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.640% 0.8156% 2/1/22 (b)(c)	4,022,000	4,039,072
HSBC Holdings PLC 3.262% 3/13/23 (b)	23,000,000	23,529,316
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	12,000,000	12,339,643
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.4058% 10/24/23 (b)(c)	7,000,000	7,103,116
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.530% 0% 6/1/25 (b)(c)	15,475,000	15,491,347
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.580% 0.59% 3/16/24 (b)(c)	16,000,000	16,116,640
2.776% 4/25/23 (b)	13,800,000	14,107,897
3.375% 5/1/23	3,000,000	3,171,415
3.514% 6/18/22 (b)	14,243,000	14,264,390
4.35% 8/15/21	23,862,000	24,063,873
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.8356% 2/1/22 (b)(c)	13,650,000	13,708,386
3 month U.S. LIBOR + 0.810% 0.9601% 11/22/21 (b)(c)	6,915,000	6,939,712
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.340% 0.35% 1/3/24 (b)(c)	15,000,000	15,007,390
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	6,318,000	6,338,347
2.907% 11/7/23 (b)	9,000,000	9,313,024
3% 1/11/22	21,750,000	22,118,861
3.1% 7/6/21	3,079,000	3,087,419
4.05% 8/16/23	15,000,000	16,161,051
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.8558% 7/26/23 (b)(c)	4,700,000	4,750,520
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8258% 7/26/21 (b)(c)	12,010,000	12,021,614
3 month U.S. LIBOR + 0.700% 0.8755% 3/7/22 (b)(c)	15,883,000	15,955,744
3.218% 3/7/22	4,789,000	4,898,554
3.535% 7/26/21	12,160,000	12,221,744
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 1.0339% 9/13/23 (b)(c)	1,720,000	1,732,315
3 month U.S. LIBOR + 0.940% 1.075% 2/28/22 (b)(c)	6,174,000	6,212,724
3 month U.S. LIBOR + 1.140% 1.3239% 9/13/21 (b)(c)	6,528,000	6,548,650
2.953% 2/28/22	11,841,000	12,086,886
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.7755% 3/7/22 (b)(c)	15,852,000	15,909,100
NatWest Markets PLC:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.530% 0.54% 8/12/24 (a)(b)(c)	14,209,000	14,253,048
2.375% 5/21/23 (a)	5,000,000	5,191,160
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6154% 12/9/22 (b)(c)	16,213,000	16,246,666
1.743% 2/24/23 (b)	7,044,000	7,120,181
Rabobank Nederland 3.875% 2/8/22	4,951,000	5,076,526
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 1.0178% 1/10/22 (b)(c)	9,258,000	9,304,439
Regions Financial Corp. 3.8% 8/14/23	5,000,000	5,348,850
Royal Bank of Canada U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 10/26/23 (b)(c)	15,700,000	15,780,076
Standard Chartered PLC 3 month U.S. LIBOR + 1.200% 1.3825% 9/10/22 (a)(b)(c)	10,000,000	10,028,009
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	852,000	851,960
2.442% 10/19/21	15,585,000	15,719,609
Synovus Bank 2.289% 2/10/23 (b)	2,307,000	2,326,984
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7205% 12/1/22 (b)(c)	12,858,000	12,952,358
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.350% 0.3665% 3/4/24 (b)(c)	16,000,000	16,048,235
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 9/28/23 (b)(c)	7,342,000	7,374,277
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.480% 0.49% 1/27/23 (b)(c)	15,810,000	15,888,684
0.25% 1/6/23	10,000,000	9,999,412
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.7656% 8/2/22 (b)(c)	9,332,000	9,342,527
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.730% 0.7407% 3/9/23 (b)(c)	14,724,000	14,854,266
Truist Financial Corp. 2.2% 3/16/23	9,180,000	9,482,714
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.366% 1/21/22 (b)(c)	16,596,000	16,615,559
Wells Fargo Bank NA 2.082% 9/9/22 (b)	9,426,000	9,474,177
		922,330,398
Capital Markets - 9.8%
Credit Suisse AG:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.390% 0.4% 2/2/24 (b)(c)	16,147,000	16,090,647
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 2/4/22 (b)(c)	30,220,000	30,261,099
2.1% 11/12/21	12,355,000	12,459,714
2.8% 4/8/22	11,303,000	11,554,640
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,000,000	10,385,578
4.25% 10/14/21	20,000,000	20,281,855
5% 2/14/22	22,938,000	23,662,118
E*TRADE Financial Corp. 2.95% 8/24/22	5,520,000	5,685,292
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.9001% 2/23/23 (b)(c)	8,400,000	8,476,715
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.4408% 3/8/23 (b)(c)	8,200,000	8,208,427
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.540% 0.55% 11/17/23 (b)(c)	16,800,000	16,798,024
0.481% 1/27/23	16,250,000	16,265,221
0.523% 3/8/23	15,600,000	15,624,758
0.627% 11/17/23 (b)	7,800,000	7,815,792
5.75% 1/24/22	9,385,000	9,719,983
Intercontinental Exchange, Inc. 0.7% 6/15/23	2,000,000	2,012,855
Morgan Stanley:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (b)(c)	28,100,000	28,167,159
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.830% 0.8401% 6/10/22 (b)(c)	19,324,000	19,326,959
0.56% 11/10/23 (b)	11,540,000	11,565,165
2.625% 11/17/21	9,635,000	9,742,076
2.75% 5/19/22	7,500,000	7,684,448
3.125% 1/23/23	10,000,000	10,461,745
4.875% 11/1/22	5,000,000	5,309,555
5.5% 7/28/21	6,768,000	6,823,261
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,734,508
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6056% 11/1/21 (b)(c)	20,664,000	20,696,029
UBS AG London Branch:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.320% 0% 6/1/23 (a)(b)(c)	16,000,000	16,016,224
1.75% 4/21/22 (a)	14,179,000	14,358,002
UBS Group AG:
2.65% 2/1/22 (a)	3,000,000	3,048,814
3.491% 5/23/23 (a)	15,000,000	15,451,410
		390,688,073
Consumer Finance - 3.8%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7764% 11/5/21 (b)(c)	6,334,000	6,346,985
3 month U.S. LIBOR + 0.610% 0.7856% 8/1/22 (b)(c)	10,997,000	11,056,712
3 month U.S. LIBOR + 0.620% 0.775% 5/20/22 (b)(c)	14,202,000	14,275,569
2.75% 5/20/22	21,951,000	22,446,659
3.7% 11/5/21	12,596,000	12,748,858
American Express Credit Corp. 2.7% 3/3/22	10,903,000	11,087,392
Capital One Financial Corp. 3.2% 1/30/23	10,000,000	10,450,042
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.4425% 9/10/21 (b)(c)	6,284,000	6,287,833
2.75% 3/15/22	3,246,000	3,310,501
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.2853% 8/13/21 (b)(c)	13,017,000	13,019,463
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.300% 0.31% 6/13/22 (b)(c)	16,000,000	16,026,538
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.320% 0.33% 4/6/23 (b)(c)	12,000,000	12,024,020
0.45% 7/22/22	12,460,000	12,500,962
		151,581,534
Diversified Financial Services - 1.1%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.6606% 6/25/21 (a)(b)(c)	6,523,000	6,524,831
Athene Global Funding:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 5/24/24 (a)(b)(c)	16,500,000	16,535,310
0.95% 1/8/24 (a)	7,649,000	7,685,192
Equitable Holdings, Inc. 3.9% 4/20/23	12,000,000	12,723,927
		43,469,260
Insurance - 3.9%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7066% 9/20/21 (a)(b)(c)	7,573,000	7,578,453
Equitable Financial Life Global Funding:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.390% 0.4% 4/6/23 (a)(b)(c)	12,000,000	12,020,293
0.5% 11/17/23 (a)	10,000,000	10,006,540
Metropolitan Life Global Funding I:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.570% 0.58% 1/13/23 (a)(b)(c)	15,072,000	15,176,161
3.875% 4/11/22 (a)	4,000,000	4,125,878
Metropolitan Tower Global Funding:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.550% 0.56% 1/17/23 (a)(b)(c)	8,099,000	8,142,018
0.55% 7/13/22 (a)	17,297,000	17,352,057
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.466% 1/21/22 (a)(b)(c)	7,855,000	7,866,032
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	12,954,000	12,999,676
3 month U.S. LIBOR + 0.320% 0.4954% 8/6/21 (a)(b)(c)	8,679,000	8,684,812
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.220% 0.23% 2/2/23 (a)(b)(c)	6,000,000	6,004,080
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.310% 0.32% 4/26/24 (a)(b)(c)	8,000,000	8,023,428
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	9,564,000	9,577,810
Pacific Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.380% 0.39% 4/12/24 (a)(b)(c)	7,300,000	7,315,887
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.713% 6/28/21 (a)(b)(c)	15,993,000	15,999,957
Prudential Financial, Inc. 4.5% 11/16/21	3,590,000	3,659,661
		154,532,743

TOTAL FINANCIALS		1,662,602,008

HEALTH CARE - 3.4%
Biotechnology - 1.6%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.7993% 11/21/22 (b)(c)	6,384,000	6,428,659
2.15% 11/19/21	16,484,000	16,637,321
2.3% 11/21/22	3,000,000	3,086,791
2.9% 11/6/22	7,000,000	7,252,826
3.25% 10/1/22	14,429,000	14,880,546
3.45% 3/15/22	15,800,000	16,113,253
		64,399,396
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.894% 6/6/22	6,796,000	6,961,319
Health Care Providers & Services - 0.8%
Anthem, Inc. 0.45% 3/15/23	12,000,000	12,035,202
Cigna Corp. 0.613% 3/15/24	10,258,000	10,270,209
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.4439% 6/15/21 (b)(c)	8,850,000	8,851,041
		31,156,452
Pharmaceuticals - 0.8%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.8306% 6/25/21 (a)(b)(c)	18,805,000	18,812,854
Bayer U.S. Finance LLC 3% 10/8/21 (a)	10,000,000	10,093,036
Utah Acquisition Sub, Inc. 3.15% 6/15/21	5,596,000	5,601,674
		34,507,564

TOTAL HEALTH CARE		137,024,731

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
The Boeing Co. 4.508% 5/1/23	2,000,000	2,136,318
Industrial Conglomerates - 1.3%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.532% 8/8/22 (b)(c)	16,702,000	16,765,301
0.483% 8/19/22	11,500,000	11,508,738
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.44% 3/11/24 (a)(b)(c)	15,000,000	15,092,339
0.4% 3/11/23 (a)	9,327,000	9,351,162
		52,717,540
Machinery - 1.6%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.3675% 11/12/21 (b)(c)	11,810,000	11,825,117
3 month U.S. LIBOR + 0.220% 0.4143% 1/6/22 (b)(c)	5,252,000	5,258,197
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.150% 0.16% 11/17/22 (b)(c)	16,000,000	16,018,880
0.25% 3/1/23	10,000,000	10,006,218
0.95% 5/13/22	15,487,000	15,602,782
1.9% 9/6/22	5,300,000	5,413,664
		64,124,858
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8555% 7/30/21 (a)(b)(c)	6,005,000	6,003,431
3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	8,161,000	8,161,000
		14,164,431
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	1,200,000	1,219,627

TOTAL INDUSTRIALS		134,362,774

INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.4%
IBM Corp. 2.85% 5/13/22	14,723,000	15,097,201
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp. 2.2% 9/16/21	17,874,000	17,950,135

TOTAL INFORMATION TECHNOLOGY		33,047,336

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	1,563,000	1,566,345
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Kimco Realty Corp. 3.4% 11/1/22	2,000,000	2,073,776
UTILITIES - 4.2%
Electric Utilities - 2.0%
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	9,286,000	9,286,464
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.000% 0.26% 5/10/23 (b)(c)	8,596,000	8,600,642
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	10,000,000	10,002,671
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.540% 0.55% 3/1/23 (b)(c)	8,165,000	8,190,850
2.9% 4/1/22	5,000,000	5,111,637
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (b)(c)	4,027,000	4,028,905
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	6,627,000	6,629,238
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.640% 0.65% 4/3/23 (b)(c)	12,000,000	12,028,790
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.830% 0.84% 4/1/24 (b)(c)	12,000,000	12,057,819
Southern Co. 2.95% 7/1/23	2,000,000	2,091,925
		78,028,941
Gas Utilities - 0.8%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5654% 3/9/23 (b)(c)	6,128,000	6,129,622
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6843% 3/2/23 (b)(c)	8,141,000	8,143,709
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7873% 3/11/23 (b)(c)	15,300,000	15,308,492
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	2,073,000	2,073,344
		31,655,167
Multi-Utilities - 1.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (b)(c)	6,967,000	6,974,733
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.6006% 6/25/21 (b)(c)	11,265,000	11,268,213
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	5,803,000	5,805,549
2.715% 8/15/21	14,042,000	14,111,074
DTE Energy Co. 0.55% 11/1/22	15,140,000	15,181,123
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,066,466
		55,407,158

TOTAL UTILITIES		165,091,266

TOTAL NONCONVERTIBLE BONDS
(Cost $2,437,262,671)		2,441,343,308

U.S. Government and Government Agency Obligations - 10.2%
U.S. Government Agency Obligations - 0.5%
Fannie Mae U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.180% 0.19% 7/8/22 (b)(c)	13,071,000	13,093,479
Freddie Mac U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.130% 0.14% 8/5/22 (b)(c)	8,562,000	8,573,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,667,418

U.S. Treasury Obligations - 9.7%
U.S. Treasury Notes:
0.125% 5/31/22	$69,799,000	$69,831,718
0.125% 6/30/22	115,365,400	115,405,945
0.125% 12/31/22	56,000,000	56,008,750
1.75% 7/31/21	82,822,700	83,059,747
1.875% 11/30/21	59,699,700	60,240,729

TOTAL U.S. TREASURY OBLIGATIONS		384,546,889

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $406,065,246)		406,214,307

Asset-Backed Securities - 10.3%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$1,044,000	$1,045,927
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2659% 1/15/32 (a)(b)(c)	10,292,000	10,292,648
American Express Credit Account Master Trust:
Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 0.4809% 4/15/26 (b)(c)	2,500,000	2,513,116
Series 2019-3 Class A, 2% 4/15/25	5,000,000	5,118,747
BMW Vehicle Lease Trust Series 2021-1 Class A3, 0.29% 1/25/24	15,000,000	15,014,211
CarMax Auto Owner Trust:
Series 2020-4:
Class A2, 0.31% 1/16/24	13,337,250	13,349,031
Class A3, 0.5% 8/15/25	5,827,000	5,848,334
Series 2021-1 Class A3, 0.34% 12/15/25	5,281,000	5,281,966
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.1% 7/15/33 (a)(b)(c)(d)	10,797,000	10,798,080
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1514% 7/27/30 (a)(b)(c)	10,852,000	10,849,265
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.000% 0.3309% 4/15/33 (a)(b)(c)	8,712,156	8,712,156
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2, 1 month U.S. LIBOR + 0.330% 0.4293% 1/20/25 (b)(c)	20,000,000	20,099,896
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,757,000	3,764,390
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 0.4251% 12/11/34 (a)(b)(c)	9,646,000	9,653,777
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2226% 4/15/31 (a)(b)(c)	9,297,000	9,297,818
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,952,000	2,954,161
Exeter Automobile Receivables Trust Series 2021-2A:
Class A2, 0.27% 1/16/24	12,000,000	12,000,058
Class A3, 0.3% 10/15/24	3,518,000	3,517,608
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A2, 1 month U.S. LIBOR + 0.600% 0.7009% 9/15/24 (b)(c)	5,195,000	5,232,059
GM Financial Automobile Leasing Trust Series 2021-2 Class A2, 0.22% 7/20/23	9,973,000	9,975,699
GM Financial Consumer Automobile Receivables Trust Series 2020-4:
Class A2, 0.26% 11/16/23	12,313,447	12,320,402
Class A3, 0.38% 8/18/25	6,766,000	6,777,865
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,642,000	7,690,336
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (a)	5,867,000	5,876,120
Hyundai Auto Receivables Trust Series 2020-C:
Class A2, 0.26% 9/15/23	9,854,547	9,860,081
Class A3, 0.38% 5/15/25	7,449,000	7,466,565
John Deere Owner Trust Series 2021-A Class A3, 0.36% 9/15/25	15,000,000	15,003,680
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1879% 1/22/31 (a)(b)(c)	7,538,000	7,532,120
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	7,098,000	7,166,084
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5951% 3/10/22 (a)(b)(c)	8,147,000	8,148,638
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0% 5/20/29 (a)(b)(c)	10,123,000	10,124,701
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	5,909,000	5,911,077
Santander Drive Auto Receivables Trust Series 2021-2 Class A2, 0.28% 4/15/24	15,300,000	15,302,826
Santander Retail Auto Lease Trust:
Series 2020-B:
Class A2, 0.42% 11/20/23 (a)	9,329,011	9,348,234
Class A3, 0.57% 4/22/24 (a)	8,450,000	8,488,709
Series 2021-A Class A2, 0.32% 2/20/24 (a)	12,813,000	12,821,870
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1159% 11/18/30 (a)(b)(c)	10,114,000	10,111,461
Tesla Auto Lease Trust Series 2021-A Class A2, 0.36% 3/20/25 (a)	12,000,000	12,021,733
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	375,185	375,774
Series 2021-2 Class A, 0.91% 6/20/31 (a)	5,735,000	5,742,411
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	6,570,000	6,623,712
Series 2020-A:
Class A2, 0.27% 4/20/23	12,500,000	12,512,191
Class A3, 0.39% 1/22/24	10,316,000	10,348,670
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 0.95% 4/17/30 (a)(b)(c)	10,783,000	10,784,100
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.450% 0.3793% 8/20/29 (a)(b)(c)	9,290,452	9,290,452
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	5,830,000	5,890,057
Series 2020-B:
Class A2, 0.32% 9/15/23	8,821,635	8,833,016
Class A3, 0.45% 2/15/24	4,816,000	4,834,489
TOTAL ASSET-BACKED SECURITIES
(Cost $412,135,027)		412,526,321

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (Cost $2,439,116)(a)	2,439,118	2,437,982

Commercial Mortgage Securities - 0.1%
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (Cost $3,903,000)(a)(b)(c)	3,903,000	3,905,450

Bank Notes - 1.9%
Capital One NA:
2.15% 9/6/22	$12,023,000	$12,286,671
2.95% 7/23/21	4,554,000	4,562,695
KeyBank NA 3.35% 6/15/21	7,400,000	7,408,737
RBS Citizens NA 3.25% 2/14/22	8,150,000	8,301,372
Truist Bank:
2.8% 5/17/22	24,385,000	24,940,203
3.502% 8/2/22 (b)	100,000	100,533
U.S. Bank NA, Cincinnati 1.8% 1/21/22	6,158,000	6,215,487
Wells Fargo Bank NA 3.625% 10/22/21	12,224,000	12,353,195
TOTAL BANK NOTES
(Cost $76,111,536)		76,168,893

Certificates of Deposit - 1.9%
Barclays Bank PLC yankee 0.28% 5/17/22	15,000,000	15,000,438
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3338% 7/15/21 (b)(c)	15,553,000	15,556,157
Credit Suisse AG yankee 0.43% 7/14/21	15,710,000	15,716,019
Mizuho Corporate Bank Ltd. yankee 0.29% 6/9/21	15,000,000	15,001,050
Sumitomo Mitsui Banking Corp. yankee 0.26% 6/7/21	15,000,000	15,000,863
TOTAL CERTIFICATES OF DEPOSIT
(Cost $76,268,004)		76,274,527

Commercial Paper - 3.8%
HSBC U.S.A., Inc. yankee:
0.35% 5/13/22	15,000,000	14,946,479
0.4% 10/5/21	14,000,000	13,987,007
0.4% 2/4/22	14,400,000	14,365,526
0.42% 8/23/21	15,000,000	14,992,062
NatWest Markets PLC yankee 0.35% 4/19/22	15,000,000	14,962,646
Societe Generale yankee 0.295% 4/28/22	15,000,000	14,971,386
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.2783% 7/20/21 (b)(c)	15,553,000	15,555,073
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.2925% 6/10/21 (b)(c)	16,370,000	16,370,545
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.3558% 7/14/21 (b)(c)	15,600,000	15,602,546
yankee 0% 6/23/21	15,585,000	15,584,021
TOTAL COMMERCIAL PAPER
(Cost $151,294,751)		151,337,291
	Shares	Value

Money Market Funds - 11.6%
Fidelity Cash Central Fund 0.03% (e)
(Cost $461,345,429)	461,253,179	461,345,429
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $4,026,824,780)		4,031,553,508
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(47,424,872)
NET ASSETS - 100%		$3,984,128,636

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $757,956,024 or 19.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$122,296
Total	$122,296

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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